Ambassador Funds
                      211 West Fort Street, Suite 720
                             Detroit, MI 48226



                             November 17, 2003


VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

          RE:  AMBASSADOR FUNDS (THE "REGISTRANT")
               NO. 333-36796 (1933 ACT)

Dear Sir or Madam:

     Pursuant to Rule 497(j), this letter will certify that the form of Prospectus, dated November 12, 2003, and the form of Statement of Additional Information, dated November 12, 2003, that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on November 12, 2003, and became effective on that date. Please contact the undersigned should you have any questions.

                         Sincerely,


                         /S/ PAUL R. RENTENBACH
                         Paul R. Rentenbach
                         Counsel to the Registrant





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